UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09469

        Nuveen Virginia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Virginia Dividend Advantage Municipal Fund (NGB) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.7% (3.2% of Total Investments)
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
$ 85	5.000%, 5/15/22	5/11 at 100.00	Baa3	$86,165
850	5.400%, 5/15/31	5/11 at 100.00	Baa3	864,390
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
550	5.250%, 6/01/19	6/15 at 100.00	BBB	565,180
725	5.500%, 6/01/26	6/15 at 100.00	BBB	747,475

2,210	Total Consumer Staples			2,263,210

	Education and Civic Organizations – 13.9% (9.3% of Total Investments)
500	Danville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	3/11 at 102.00	N/R	511,935
	Averett University, Series 2001, 6.000%, 3/15/22
500	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	529,980
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
850	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and	10/09 at 101.00	A3	914,379
	Improvement Bonds, Series 1999, 6.000%, 10/15/28
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999:
160	5.375%, 2/01/19	2/09 at 101.00	BBB–	165,018
320	5.375%, 2/01/29	2/09 at 101.00	BBB–	328,445
330	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	No Opt. Call	B2	329,092
	Bonds, Series 2001B, 6.125%, 7/15/11
1,000	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2	1,005,240
	Bonds, Series 2001C, 6.850%, 7/15/21
160	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	173,752
	5.000%, 6/01/18
1,325	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/10 at 100.00	AA+	1,394,350
	Education Financing Program, Series 2000A, 5.000%, 9/01/17
700	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	No Opt. Call	Aa1	757,988
	Education Financing Program, Series 2004B, 5.000%, 9/01/13
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/08 at 101.00	AA	513,600
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured

6,345	Total Education and Civic Organizations			6,623,779

	Health Care – 11.0% (7.4% of Total Investments)
100	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	108,213
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	1,061,700
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
1,500	Fredericksburg Industrial Development Authority, Virginia, Hospital Facilities Revenue	6/07 at 102.00	AAA	1,559,400
	Refunding Bonds, MediCorp Health System Obligated Group, Series 1996, 5.250%, 6/15/16 – AMBAC
	Insured
500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	512,390
	System, Series 2002B, 5.125%, 6/15/33
500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	527,175
	System Inc., Series 2002A, 5.600%, 11/15/30
575	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	599,317
	Hospital, Series 2002, 5.250%, 4/01/33
800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	A	868,736
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured

4,975	Total Health Care			5,236,931

	Housing/Multifamily – 4.3% (2.9% of Total Investments)
1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	11/11 at 102.00	AAA	1,035,490
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Mandatory put
	11/01/19) (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2000G, 5.625%, 10/01/20	10/10 at 100.00	AA+	1,041,740
	(Alternative Minimum Tax)

2,000	Total Housing/Multifamily			2,077,230

	Housing/Single Family – 2.2% (1.5% of Total Investments)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,033,090
	7/01/31 – MBIA Insured

	Industrials – 0.1% (0.1% of Total Investments)
50	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility	No Opt. Call	BBB	50,928
	Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative
	Minimum Tax)

	Long-Term Care – 4.4% (3.0% of Total Investments)
500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R	523,410
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
350	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	350,095
	Village, Series 2005, 5.625%, 12/01/39
650	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	697,470
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
350	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	350,242
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
175	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	176,729
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

2,025	Total Long-Term Care			2,097,946

	Materials – 1.7% (1.0% of Total Investments)
100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/08 at 102.00	B2	98,930
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax) (5)
20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	12/09 at 101.00	B2	20,686
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
	Minimum Tax)
220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	219,718
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (5)
500	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds,	No Opt. Call	CCC+	471,910
	Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15

840	Total Materials			811,244

	Tax Obligation/General – 31.0% (20.8% of Total Investments)
330	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	358,915
500	Arlington County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 5/15/16	5/15 at 100.00	AAA	547,385
2,000	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2001,	1/11 at 100.00	AAA	2,109,380
	5.000%, 1/15/21
500	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	547,945
3,310	Leesburg, Virginia, General Obligation Public Improvement Bonds, Series 2000, 5.125%, 1/15/21	1/11 at 101.00	AAA	3,527,596
	– FGIC Insured
660	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005A, 5.000%,	No Opt. Call	AAA	720,819
	7/01/14
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	AAA	545,005
	6/01/18
845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	919,056
320	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	338,451
500	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 – FSA Insured	No Opt. Call	AAA	539,205
	Richmond, Virginia, General Obligation Bonds, Series 2005A:
620	5.000%, 7/15/17 – FSA Insured	7/15 at 100.00	AAA	673,630
500	5.000%, 7/15/20 – FSA Insured	7/15 at 100.00	AAA	539,780
400	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	Aa2	438,056
400	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AA+	433,216
2,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	2,576,078
	6/01/21

13,810	Total Tax Obligation/General			14,814,517

	Tax Obligation/Limited – 25.1% (16.9% of Total Investments)
239	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	254,944
	6.750%, 3/01/22
500	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R	559,000
	6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
120	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	127,055
95	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	100,818
800	Commonwealth Transportation Board of Virginia, Federal Highway Reimbursement Anticipation	No Opt. Call	AA	875,472
	Notes, Series 2005, 5.000%, 9/28/15
1,000	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	AAA	1,066,510
	Project, Series 2005, 5.000%, 1/01/22 – MBIA Insured
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aaa	621,458
	2005, 5.000%, 6/01/20 – AMBAC Insured
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,074,750
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,067,002
	10/01/19
500	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA	543,865
	5/01/16
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/12 at 100.00	AA+	528,780
	College Program, Series 2002A, 5.000%, 2/01/22
350	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	384,202
	Bonds, Series 2003, 6.375%, 3/01/30
750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%,	No Opt. Call	AA+	801,383
	8/01/11
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A,	8/11 at 101.00	AA+	2,135,440
	5.000%, 8/01/19
800	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C,	No Opt. Call	AA+	864,800
	5.000%, 8/01/13
345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	374,370
	5.000%, 8/01/17
560	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	607,001
	Development Program, Series 2004B, 5.000%, 5/15/15

11,099	Total Tax Obligation/Limited			11,986,850

	Transportation – 22.7% (15.3% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International	7/15 at 100.00	AAA	1,075,240
	Airport, Series 2005A, 5.000%, 7/01/18 – FSA Insured
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	AAA	1,181,950
	Bonds, Series 1998, 5.500%, 7/01/25 – MBIA Insured
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	3,226,320
	5.500%, 10/01/27 – MBIA Insured (Alternative Minimum Tax)
250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	262,358
	5.000%, 10/01/21 – MBIA Insured
1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	AAA	1,562,040
	FGIC Insured
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998A:
200	5.250%, 8/15/07	No Opt. Call	BB–	203,660
200	5.500%, 8/15/28	8/08 at 102.00	BB–	205,884
500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	AAA	570,985
	2002, 5.250%, 7/15/22 – FGIC Insured
1,225	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%,	2/11 at 100.00	Aa2	1,298,243
	8/01/23
1,250	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001B, 5.125%,	2/11 at 100.00	Aa2	1,283,175
	8/01/27 (Alternative Minimum Tax)

10,125	Total Transportation			10,869,855

	U.S. Guaranteed – 19.9% (13.3% of Total Investments) (4)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – FSA	7/11 at 102.00	AAA	1,086,840
	Insured (ETM)
425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun	6/12 at 101.00	BBB (4)	479,417
	Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)
1,540	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001B, 5.250%,	1/11 at 101.00	AAA	1,672,378
	1/01/20 (Pre-refunded 1/01/11)
1,000	Newport News, Virginia, General Obligation Bonds, Series 2000A, 5.625%, 5/01/16 (Pre-refunded	5/10 at 102.00	AA (4)	1,099,740
	5/01/10)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,500	5.500%, 10/01/32 (ETM)	10/10 at 101.00	AAA	1,627,335
1,500	5.500%, 10/01/40 (ETM)	10/10 at 101.00	AAA	1,626,015
485	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	510,298
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,300	Richmond, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 1999A,	1/10 at 101.00	AAA	1,388,465
	5.125%, 1/15/24 (Pre-refunded 1/15/10) – FSA Insured

8,750	Total U.S. Guaranteed			9,490,488

	Utilities – 3.4% (2.3% of Total Investments)
1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	A3	1,122,010
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
500	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002, 5.000%, 1/15/27 – FSA	1/12 at 100.00	AAA	521,025
	Insured

1,500	Total Utilities			1,643,035

	Water and Sewer – 4.4% (3.0% of Total Investments)
2,000	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999, 5.000%,	5/09 at 102.00	AA+	2,105,920
	5/01/22

$ 66,729	Total Investments (cost $67,794,742) – 148.8%			71,105,023

	Other Assets Less Liabilities – 1.4%			680,216

	Preferred Shares, at Liquidation Value – (50.2)%			(24,000,000)

	Net Assets Applicable to Common Shares – 100%			$47,785,239

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Investment is not rated.
(ETM)	Investment is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $67,767,452.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$3,432,973
Depreciation	(95,402)

Net unrealized appreciation (depreciation) of investments	$3,337,571

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.